General (Details) - USD ($)		Dec. 31, 2023		Dec. 31, 2022
Consumer Price Index [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate	[1]	113.7		110.1
Rates of change	[1]	3.30%		5.40%
EUR [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate		1.006		1.066
Rates of change		(5.60%)		(5.80%)
NIS [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate		0.249		0.284
Rates of change		(12.30%)		(11.80%)
HUF [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate		0.0029		0.0027
Rates of change		7.40%		(12.90%)
HRK [Member]
Foreign Exchange Rates And Linkage Base [Line Items]
Representative exchange rate		0	[2]	0.142
Rates of change		0.00%	[2]	(5.30%)

[1]	Base: 2012 average = 100.
[2]	Following the change of currency in Croatia from HRK to EUR (effective from the beginning of 2023), the HRK currency is no longer active.